LEASES (Schedule of Maturities of Lease Liabilities) (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Leases [Abstract]
2019 (remaining of the year)	$ 2,750
2020	4,860
2021	1,077
2022	608
2023	382
2024 and thereafter	1,180
Total operating lease payments	10,857
Less imputed interest	886
Present value of lease liability	$ 9,971